Other expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Non-tenant electricity expense	$ 3,266,224	$ 1,834,479	$ 0
Commissions paid	228,050	127,513	104,680
Others	1,658,111	1,075,121	269,311
Total	$ 5,152,385	$ 3,037,113	$ 373,991